Earnings (Loss) Per Share (Details) - Schedule of earnings loss per share - basic and diluted (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Earnings Loss Per Share - Basic and Diluted [Abstract]
Weighted average ordinary shares outstanding diluted	44,069,300	41,204,669	38,417,461
Earnings (loss) per share diluted	$ (0.38)	$ (0.04)	$ 0.03